UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Hawkshaw Capital Management, LLC

Address:    400 Madison Avenue, 14th Floor
            New York, NY 10017

13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kian Ghazi
Title:      Managing Member
Phone:      212-207-3537

Signature, Place and Date of Signing:


/s/ Kian Ghazi                   New York, New York         February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $ 106,541
                                       (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
ABERCROMBIE & FITCH CO        CLASS A          002896207   9,786       200,375 SH         SOLE        NONE       200,375
ANN INC                       COM              036115103   5,109       206,182 SH         SOLE        NONE       206,182
AVIAT NETWORKS INC            COM              05366Y102   3,993     2,181,982 SH         SOLE        NONE     2,181,982
BLYTH INC                     COM NEW          09643P207  15,872       279,436 SH         SOLE        NONE       279,436
ELECTRONIC ARTS INC           COM              285512109   4,185       203,170 SH         SOLE        NONE       203,170
FALCONSTOR SOFTWARE INC       COM              306137100   1,904       737,879 SH         SOLE        NONE       737,879
FIRST SOLAR INC               COM              336433107     567        16,800     PUT    SOLE        NONE        16,800
FROZEN FOOD EXPRESS INDS INC  COM              359360104   2,415     1,872,328 SH         SOLE        NONE     1,872,328
INGRAM MICRO INC              CL A             457153104  12,024       661,007 SH         SOLE        NONE       661,007
SPDR GOLD TRUST               GOLD SHS         78463V107  11,413        75,090 SH         SOLE        NONE        75,090
SPDR GOLD TRUST               GOLD SHS         78463V107  11,445        75,300     PUT    SOLE        NONE        75,300
SYCAMORE NETWORKS INC         COM NEW          871206405   5,731       320,190 SH         SOLE        NONE       320,190
SYMANTEC CORP                 COM              871503108   4,501       287,602 SH         SOLE        NONE       287,602
TALBOTS INC                   COM              874161102   6,875     2,584,544 SH         SOLE        NONE     2,584,544
TALBOTS INC                   COM              874161102   1,045       392,900     CALL   SOLE        NONE       392,900
WESTPORT INNOVATIONS INC      COM NEW          960908309   2,280        68,578 SH         SOLE        NONE        68,578
XO GROUP                      COM              983772104   7,396       886,814 SH         SOLE        NONE       886,814

SK 21676 0006 1265162